Note 19 Other assets and liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Other assets [Line Items]
Inventories		€ 379	€ 424
Items in course of collection from other banks		306	131
Other Assets Accruals		956	730
Other assets other items	[1]	1,782	649
Other assets		3,423	1,934
Other liabilities [Line Items]
Other Liabilities Transactions In Progress		174	48
Other Liabilities Accruals		2,152	2,137
Other items liabilities	[1]	2,676	1,436
Other liabilities		€ 5,001	€ 3,621

[1]	(*) The increases are mainly due to the bank in Spain for items pending settlement.